LEASES (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
LEASES
Schedule of lease cost
	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$83,426	$546,157	$397,569	$2,616,924
Interest on Lease Liabilities	460,297	1,549,769	1,984,118	2,982,699
Operating Lease Cost	8,034,052	7,978,593	15,692,972	14,964,892

Total Lease Expenses	$8,577,775	$10,074,519	$18,074,659	$20,564,515

	2020	2019	2020	2019

Gain on Sale and Leaseback Transactions, Net	$-	$-	$-	$(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$-	$297,588	$39,880	$297,588
Operating Cash Flows from Operating Leases	$6,918,798	$10,157,732	$16,077,196	$17,329,775
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$-	$2,937,513	$350,249	$45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$-	$20,993,959	$-	$162,551,190

2020

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$2,752,022
Interest on Lease Liabilities	6,262,019
Operating Lease Cost	30,661,411

Total Lease Expenses	$39,675,453

2020

(Gain) and Loss on Sale and Leaseback Transactions, Net	$(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$1,785,282
Operating Cash Flows from Operating Leases	$27,304,389
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$152,141,639

2020

Weighted-Average Remaining Lease Term (Years) - Finance Leases	48
Weighted-Average Remaining Lease Term (Years) - Operating Leases	9
Weighted-Average Discount Rate - Finance Leases	10.68%
Weighted-Average Discount Rate - Operating Leases	12.15%

Schedule of Future lease payments
Fiscal Year Ending	Finance Leases

June 26, 2021	$1,439,200
June 25, 2022	1,579,608
June 24, 2023	1,790,448
June 29, 2024	2,021,743
June 28, 2025	2,279,010
June 27, 2026 and Thereafter	51,479,265

Total Future Minimum Lease Payments	$60,589,274

Schedule of future minimum operating lease payments under non-cancelable operating leases
Fiscal Year Ending	Operating Leases

June 26, 2021	$34,049,336
June 25, 2022	34,040,450
June 24, 2023	34,224,191
June 29, 2024	31,289,161
June 28, 2025	30,837,827
June 27, 2026 and Thereafter	134,553,668

Total Future Minimum Lease Payments	$298,994,663

Schedule of deferred gain
	2020	2019

Balance at Beginning of Year	$5,297,965	$-

Additions	-	5,666,274
Amortization	(566,625)	(368,309)

Balance at End of Year	4,731,340	5,297,965

Less Current Portion of Deferred Gain	(566,627)	(566,627)

Deferred Gain on Sale of Assets, Net of Current Portion	$4,164,713	$4,731,338